Summary of income tax rate and the PRC statutory (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
PRC statutory income tax			¥ (20,964)
PRC statutory income tax rates		25.00%	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions			¥ (70)
Effect of different tax rates available to different jurisdictions		0.08%	0.08%	(10.95%)	(1.25%)
Effect of PRC preferential tax rates and tax holiday			¥ (9,336)
Effect of preferential tax rates and tax holiday		11.14%	11.14%	5.07%	(12.20%)
Share-based compensation expense			¥ 1,154
Share-based compensation expense		(1.38%)	(1.38%)
Others			¥ 27
Others		(0.03%)	(0.03%)
Effect of additional deduction of research and development expense			¥ (7,249)
Effect of additional deduction of research and development expense		8.65%	8.65%	(26.14%)	13.01%
Effect of intercompany transactions			¥ (900)
Effect of intercompany transactions		1.07%	1.07%
Effect of tax losses and temporary differences not recognized			¥ (64)
Effect of tax losses and temporary differences not recognized		0.08%	0.08%	2.84%	1.64%
Change in valuation allowance			¥ 1,079
PRC statutory income tax rates		(1.29%)	(1.29%)	(1.00%)
Income tax benefit		$ (5,194)	¥ (36,323)	¥ (1,320)	¥ (8,756)
Effective income tax rate		43.32%	43.32%	(2.63%)	24.64%
Effect of expenses not deductible for tax purposes (i)	[1]			2.55%	(1.56%)

[1]	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.